Intangible Assets - Summary of Classification of Amortization in Statements of Comprehensive Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Amortization	₩ 905	₩ 868	₩ 145
Cost of Revenues
Disclosure Of Intangible Assets [Line Items]
Amortization	101	251	40
Selling, General and Administrative Expenses
Disclosure Of Intangible Assets [Line Items]
Amortization	745	581	68
Research and Development
Disclosure Of Intangible Assets [Line Items]
Amortization	₩ 59	₩ 36	₩ 37